Accrued expenses	6 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued expenses

14. Accrued expenses

Accrued expenses consisted of the following:

	As of
	September 30, 2023	March 31, 2023
Accrued payroll	$770,421	$844,331
Accrued rental fee	29,674	2,265
Accrued promotion fee	1,441	9,368
Accrued Interest	587,616	202,405
Other	322	334
Total	$1,389,474	$1,058,703